Financial Instruments And Risk Management -Summary Of Maximum Exposure To Credit Risk (Detail) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of credit risk exposure [abstract]
Cash	$ 201,804	$ 74,022	$ 52,118
Amounts receivable	1,178	304
Maximum exposure to credit risk	$ 202,982	$ 74,326